3 Segment Information (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	£ 180	£ 312	£ 149
Grant revenue	163	362	1,789
Total revenue	343	674	1,938
Other income	12	15
Research and development costs	(6,068)	(7,843)	(9,359)
Distribution costs, sales and marketing	(6)	(323)
Administrative costs	(4,952)	(3,841)	(4,394)
Depreciation	(1,089)	(979)	(1,016)
Impairment	(12,369)
Loss from operations	(23,040)	(11,318)	(11,815)
Finance income	1	492	2
Finance expense	(431)	(97)	(587)
Loss before tax	(23,470)	(10,923)	(12,400)
Taxation	1,281	1,785	2,032
Loss for the year	(22,189)	(10,085)	(15,030)
Loss from continuing operations	(22,189)	(9,138)	(10,368)
Loss from discontinued operations		(947)	(4,662)
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	180	312	4,031
Grant revenue	163	362	1,789
Total revenue	343	674	5,820
Other income	12	15
Cost of sales			(1,286)
Research and development costs	(4,886)	(6,624)	(8,838)
Distribution costs, sales and marketing	(6)	(323)	(4,357)
Administrative costs	(4,917)	(3,775)	(4,959)
Loss from discontinued operations, net of tax		(947)	(1,407)
Depreciation	(1,207)	(1,282)	(1,016)
Amortisation	(10)	(3)	(434)
Impairment	(12,369)
Loss from operations	(23,040)	(12,265)	(16,477)
Finance income	1	492	2
Finance expense	(431)	(97)	(587)
Loss before tax	(23,470)	(11,870)	(17,062)
Taxation	1,281	1,785	2,032
Loss for the year	(22,189)	(10,085)	(15,030)
Loss from continuing operations	(22,189)	(9,138)	(10,368)
Loss from discontinued operations		(947)	(4,662)
Pipeline R&D [Member]
Disclosure of operating segments [line items]
Revenue	180	312	149
Grant revenue	163	362	1,789
Total revenue	343	674	1,938
Other income	12	15
Cost of sales
Research and development costs	(4,886)	(6,624)	(8,555)
Distribution costs, sales and marketing	(6)	(323)
Administrative costs	(4,917)	(3,775)	(4,087)
Loss from discontinued operations, net of tax
Depreciation	(1,207)	(1,282)	(1,011)
Amortisation	(10)	(3)	(100)
Impairment	(12,369)
Loss from operations	(23,040)	(11,318)	(11,815)
Finance income	1	492	2
Finance expense	(431)	(97)	(587)
Loss before tax	(23,470)	(10,923)	(12,400)
Taxation	1,281	1,785	2,032
Loss for the year	(22,189)	(9,138)	(10,368)
Commercial [Member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue			3,882
Grant revenue
Total revenue			3,882
Other income
Cost of sales			(1,286)
Research and development costs			(283)
Distribution costs, sales and marketing			(4,357)
Administrative costs			(872)
Loss from discontinued operations, net of tax		(947)	(1,407)
Depreciation			(5)
Amortisation			(334)
Impairment
Loss from operations		(947)	(4,662)
Finance income
Finance expense
Loss before tax		(947)	(4,662)
Taxation
Loss for the year		£ (947)	£ (4,662)